Share-based Compensation - Share options award plan (Details)	12 Months Ended
Dec. 31, 2020 shares $ / shares
Share-Based Payment Arrangements [Abstract]
Number of options outstanding at beginning of period (in shares) | shares	0
Options deemed issued upon the RTO (in shares) | shares	2,425,000
Granted (in shares) | shares	8,258,100
Number of options outstanding at end of period (in shares) | shares	10,683,100
Options exercisable (in shares) | shares	7,425,000
Weighted average exercise price per share, beginning of period (in CAD per share) | $ / shares	$ 0
Weighted average exercise price per share, options deemed issued (in CAD per share) | $ / shares	0.20
Weighted Average exercise price per share, granted (in CAD per share) | $ / shares	1.03
Weighted average exercise price per share, end of period (in CAD per share) | $ / shares	0.84
Weighted average exercise price per share, options exercisable at end of period (in CAD per share) | $ / shares	$ 0.67